Derivative Instruments and Hedging Activity	6 Months Ended
Dec. 31, 2013
Derivative Instruments and Hedging Activity
Derivative Instruments and Hedging Activity

Note H — Derivative Instruments and Hedging Activity

From time to time, we utilize commodity derivatives to attempt to reduce exposure to fluctuations in the price of crude oil and natural gas. A description of the Company’s derivative financial instruments is provided below:

Fixed price swaps	The Company receives a fixed price for the contract and pays a floating market price to the counterparty.

Fixed price call options

The Company sells fixed price call options in exchange for a premium. At the time of settlement, if the market price exceeds the fixed price of the call option, the Company pays the counterparty such excess on sold fixed price call options. If the market price settles below the fixed price of the call option, no payment is due from either party.

On October 2, 2013, the Company, through its subsidiary Cubic Asset, entered into a Call Option Structured Derivative arrangement with a third party that resulted in the receipt of an upfront payment at closing of approximately $35,000,000, through the sale of calls, which upfront payment approximated fair value of the calls sold at inception. As a result, the Call Option Structured Derivative arrangement was initially recognized and measured at the amount of its upfront payment.  Under the terms of the Call Option Structured Derivative arrangement, Cubic Asset sold calls to the third party covering (i) approximately 556,000 barrels of oil at a strike price set between $80 per barrel and $90 per barrel, and (ii) approximately 51.3 million MMBtu’s of gas at a strike price set between $3.45 per MMBtu and $3.90 per MMBtu. The scheduled volumes subject to the calls sold relate to production months from November 2013 through December 2018. The Company is subject to the price risks associated with product price changes that differ from the specified call prices. If the market price during the applicable production month is above the applicable strike price, Cubic Asset would be required to pay the third party the difference between the market price and strike price for the amount of production subject to the call.  This arrangement does not hedge the Company’s risk associated with product price decreases.

On October 2, 2013, the Company, through its subsidiary Cubic Asset, entered into a Fixed Price Swap arrangement. Under the terms of the Fixed Price Swap arrangement, Cubic Asset sold calls to a third party covering approximately 18,000 barrels of oil at a price of $92 per barrel. The scheduled volumes subject to the calls sold relate to production months from November 2013 through October 2016. Cubic Asset is subject to the price risks associated with product price increases above the specified fixed prices. This third parties have a junior lien position on both of the assets of Cubic Asset and Cubic Louisiana. Cubic Asset is using swaps to hedge some of its natural gas production. Cubic Asset receives the fixed price and pays the third party the floating market price during the applicable production month for the amount of production subject to the call

All derivative contracts are carried at their fair value on the balance sheet and all unrealized gains and losses as well as realized gains and losses related to contract settlements are presented in the statement of operations as a gain or (loss) on derivatives. For the three and six months ended December 31, 2013, the Company reported a net loss of $6,913,622 in the condensed consolidated statement of operations related to its commodity derivative instruments.

As of December 31, 2013, the following natural gas derivative transactions were outstanding with the associated notional volumes and weighted average underlying hedge prices:

Settlement Period	Derivative Instrument	Average Daily Volume	Total of Notional Volume	Strike Price
		In MMBtu
2014	Call Option	10,000	9,733,236	$3.90
2015	Call Option	15,000	10,696,392	$3.70
2016	Call Option	20,000	11,056,752	$3.65
2017	Call Option	25,000	11,184,600	$3.55
2018	Call Option	25,000	8,252,340	$3.45

As of December 31, 2013, the following crude derivative transactions were outstanding with the associated notional volumes and weighted average underlying hedge prices:

Settlement Period	Derivative Instrument	Average Daily Volume	Total of Notional Volume	Strike Price
		In Bbls
2014	Fixed Price Swap	23	8,268	$92.00
2015	Fixed Price Swap	15	5,532	$92.00
2016	Fixed Price Swap	8	2,900	$92.00

2014	Call Option	289	105,624	$90.00
2015	Call Option	312	113,952	$80.00
2016	Call Option	361	131,796	$80.00
2017	Call Option	328	119,868	$80.00
2018	Call Option	218	79,452	$80.00

Oil derivatives. Our oil derivatives are swap and call option contracts for notional Bbls of oil at interval NYMEX oil index prices.  The asset and liability values attributable to our oil derivatives as of the end of the reporting period are based on (i) the contracted notional volumes, (ii) independent active NYMEX future quotes for oil index prices, (iii) the applicable estimated credit-adjusted risk free rate curve, and (iv) the implied rate of volatility inherent in the call option contracts.  The implied rates of volatility were determined based on average NYMEX oil index prices.

Natural gas derivatives. Our natural gas derivatives are option contracts for notional MMcf of natural gas at NYMEX Penultimate index prices. The asset and liability values attributable to our natural gas derivatives as of the reporting period are based on (i) the contracted notional volumes and (ii) the applicable credit-adjusted risk-free rate curve and implied rate of volatility inherent in the call option contracts.

Additional Disclosures about Derivative Instruments and Hedging Activities

The tables below provide information on the location and amounts of derivative fair values in the condensed consolidated balance sheet and derivative gains and losses in the condensed consolidated statement of operations for derivative instruments that are not designated as hedging instruments:

	Fair Values of Derivative Instruments
	Derivative Assets(Liabilities)
		Fair Value
	Balance Sheet Location	December 31, 2013	December 31, 2012
		(in thousands)
Derivatives not designated as hedging instruments
Commodity derivative contracts	Assets	$—	$—
Commodity derivative contracts	Current Liabilities	(3,993)	—
Commodity derivative contracts	Long-term Liabilities	(37,653)	—
Total derivatives not designated as hedging instruments		$(41,646)	$—

	Amount of Gain (Loss) Recognized in Income on Derivatives
	Location of Gain (Loss)	Amount of Gain (Loss) Recognized in Income on Derivatives for the Six Months Ended
	Recoginized in Income of Derivatives	December 31, 2013	December 31, 2012
		(in thousands)
Derivatives not designated as hedging instruments
Commodity derivative contracts	Loss on derivatives	$(6,913)	$—
Total derivatives not designated as hedging instruments		$(6,913)	$—

(in thousands, except prices)	Volume Mmbtus/Bbls (in thousands)	Fair Value per MMBtu / Bbl	Fair value at December 31, 2013 (in thousands)
Natural gas:

Call Options:
2014	9,733	$0.35	$3,432
2015	10,696	$0.61	$6,541
2016	11,057	$0.71	$7,805
2017	11,185	$0.84	$9,421
2018	8,252	$1.04	$8,588
Total natural gas			$35,787

Oil:
Swaps:
2014	8,268	4.55	$38
2015	5,532	(3.14)	$(17)
2016	2,900	(7.50)	$(21)

Call Options:
2014	106	$5.31	$561
2015	114	$10.91	$1,244
2016	132	$11.75	$1,549
2017	120	$12.23	$1,467
2018	79	$13.07	$1,038
Total oil			$5,859
Total oil and natural gas derivatives			$41,646